Shareholders' equity - Ordinary shares (Details) - Ordinary shares	12 Months Ended
	Sep. 30, 2018 $ / shares $ / shares shares	Sep. 30, 2017 $ / shares shares	Sep. 30, 2016 $ / shares
Shareholders' equity
Par value	$ 0
Number of votes per ordinary shares	1
Reconciliation of movement in number of ordinary shares
Number of shares outstanding at beginning of period | shares	3,394,364,279	3,346,166,853
Dividend reinvestment plan | shares	21,242,667	48,197,426
Conversion of Westpac Convertible Preference Shares | shares	19,189,765
Number of shares outstanding at end of period | shares	3,434,796,711	3,394,364,279
Dividend reinvestment plan - price per share for current year interim dividend	$ 28.11	$ 29.79
Dividend reinvestment plan - price per share for prior year final dividend		$ 31.62	$ 31.32
Conversion of Westpac Convertible Preference Shares - conversion Per Share	$ 29.49